Inventories, Net	6 Months Ended
Jun. 30, 2024
Inventories, Net [Abstract]
Inventories, net

3. Inventories, net

Inventories, net consist of the following:

	As of December 31, 2023	As of June 30, 2024
		(Unaudited)
	RMB	RMB
Raw materials	56,952,428	56,728,381
Work in process	130,609,171	115,484,149
Finished goods	90,377,688	104,368,200
Less: write-down of inventories	(265,064,301)	(267,802,753)
Inventories, net	12,874,986	8,777,977